TRANSACTIONS WITH KEY MANAGEMENT AND RELATED PARTIES (Narrative) (Details) - CAD ($)	1 Months Ended	12 Months Ended
	Aug. 18, 2026	Jul. 31, 2026	Jul. 31, 2025
Disclosure of transactions between related parties [line items]
Advertising and promotion		$ 125,000	$ 150,000
Annual base salary		99,600	17,500
Consulting fees		220,238	16,887
Due to related parties		636,143	343,561
Zimtu Capital Corp [Member] | Administrative services [Member]
Disclosure of transactions between related parties [line items]
Monthly services received from related parties		15,000
Zimtu Capital Corp [Member] | Advertising and promotion [Member]
Disclosure of transactions between related parties [line items]
Advertising and promotion	$ 15,000	125,000	150,000
Mr. Sean Charland [Member]
Disclosure of transactions between related parties [line items]
Annual base salary		$ 250,000
Description of transaction bonus		equal to 1.0% on transaction value over $50,000,000 and 1.5% on the portion exceeding $250,000,000
Salaries paid		$ 30,000	17,500
Due to related parties		48,961	0
Dahrouge [Member]
Disclosure of transactions between related parties [line items]
Prepaid expenses		62,676	67,000
Due to related parties		470,601	300,596
Mr. Joness Lang [Member]
Disclosure of transactions between related parties [line items]
Consulting fees		144,000
Monthly consulting fees		$ 12,000
Description of transaction bonus		equal to 0.5% on transaction value over $50,000,000 and 0.75% on the portion exceeding $250,000,000
Mr. Nathan Steinke [Member]
Disclosure of transactions between related parties [line items]
Annual base salary		$ 144,000
Salaries paid		$ 69,600	$ 0